Transaction Expenses	12 Months Ended
Dec. 31, 2025
Transaction Expenses [Abstract]
Transaction Expenses

23. Transaction Expenses

	December 31, 2025	December 31, 2024	December 31, 2023

Processing fees	(426,672)	(254,007)	(246,193)
Third-party fraud prevention services (1)	(83,062)	(90,616)	(110,465)
PicPay card issuance expenses	(111,914)	(66,690)	(39,241)
Chargeback	(33,454)	(48,589)	(37,408)
Operating losses (2)	(36,125)	(33,774)	(5,232)
Total	(691,227)	(493,676)	(438,539)

(1)	Verification and processing expenses incurred as a result of user transactions, such as identity verification and biometric identification services, among others.

(2)	Amounts related to expenses generated by events of fraud from financial transactions processed by acquirers and card issuers and/or operating errors.